25. Shareholders' equity	12 Months Ended
Dec. 31, 2017
Shareholders Equity
Shareholders' equity

a.         Share captial

The share capital is stated at the amount effectively raised from shareholders, net of the costs directly linked to the issuance process.

When a company within the Group purchases shares in the Company, aiming at holding them as treasury shares, the amount paid, including any directly attributable additional costs, is deducted from the Company’s shareholders’ equity until the shares are cancelled or reissued. When these shares are reissued subsequently, any amount received, net of additional costs directly attributable to the transaction, is included in shareholders’ equity.

The Company is authorized to increase its capital based on a resolution by the Board of Directors, without amending the bylaws, up to the limit of 4,450,000,000 common shares.

The subscribed and paid up capital is represented as follows:

	2017	2016

Value paid up	9,913,415	9,913,415
(-) Funding costs	(47,117)	(47,117)
Net value paid up	9,866,298	9,866,298

Number of common shares	2,421,032,479	2,421,032,479

b.         Capital reserves

The use of capital reserves is in compliance with the provisions of Article 200 of Law No. 6404/76, which refers to joint stock companies. These reserves are comprised of:

	2017	2016

Special goodwill reserve	380,560	380,560
Stock options	35,601	24,678
Tax benefit reserve	1,271,404	1,158,911
	1,687,565	1,564,149

b.1 Special goodwill reserve

The special goodwill reserve arose from the following transactions:

(i)            Takeover of the former subsidiaries TIM Sul and TIM NE - acquisition of minority shares

In 2005, the Company acquired all the shares held by the minority shareholders of TIM Sul S.A. and TIM Nordeste Telecomunicações S.A. This acquisition was carried out by issuing new shares in TIM Participações S.A., converting those companies into full subsidiaries. At that time, this transaction was recorded at the book value of the shares, with no goodwill being recorded arising from the difference between the market value and the shares negotiated.

When first adopting IFRS, the Company used the exemption that allows a subsidiary, when it adopts international accounting practices subsequent to its parent company having adopted IFRS, to consider the balances previously reported to the parent company for consolidation purposes. In the balance sheet, upon the transition to IFRS, the Company recorded the acquisition price based on the market value of the shares of TIM Participações S.A. at that time, recording goodwill amounting to R$157,556.

(ii)        Acquisition of the shares of Holdco - purchase of TIM S.A

On December 30, 2009, the Special General Meeting of TIM Participações approved the takeover of Holdco, a company that held 100% of the equity of Intelig, by TIM Participações. As a result of this transaction, the Company issued 127,288,023 shares.

Based on the former Brazilian accounting principles (“BR GAAP”), the acquisition was recorded at the net book value of the assets acquired as at the base date of November 30, 2009.

When IFRS was first adopted, the acquisition was recorded as at the base date of December 31, 2009, taking into account the market value of the common and preferred shares of TIM Participações as at December 30, 2009, amounting to R$739,729. The difference between this amount and the book value recorded under the former BR GAAP (R$516,725) created goodwill against capital reserves of R$223,004.

b.2 Stock options

The balances recorded for these items represent the expenses of the Company and its subsidiaries for the stock options granted to their employees (Note 26).

During 2017, as a result of the Stock Option Plan (Note 26), the Company disposed of 1,548,732 shares, being 197,132 shares at a unit cost of R$4.16, which is equivalent to R$821, and 1,351,600 shares at a unit cost of R$10.21, which is equivalent to R$13,796. Additionally, by means of the Stock Repurchase Program launched in October 2017, the Company acquired 2,354,685 shares at the unit price of R$11.70, which is equivalent to R$27,734. As a result, the net effect on the stock repurchase transaction was R$13,118.

b.3 Tax benefit reserve

TIM Celular enjoys tax benefits that provide restrictions on the distribution of profits of this subsidiary. According to the legislation establishing such tax benefits, the amount of taxes waived as a result of exemptions and reductions in the tax charge may not be distributed to shareholders, and must be registered as a tax incentive reserve of the legal entity. This reserve should only be used for the offsetting of losses or a capital increase. The accumulated amount of benefits enjoyed by TIM Celular as at December 31, 2017 and December 31, 2016 was R$1,271,404 and R$1,158,911, respectively.

The aforementioned tax benefit basically corresponds to a reduction in the income tax charges estimated  on the exploitation profit from the Company´s operation in the incentive region or “exploitation zone”. The Company operates in the area of the former Superintendence for the Development of the Amazon (“SUDENE/SUDAM”), and the tax benefit reports are granted by the state, for a period of ten years, subject to extension.

c          Profit reserves

c.1 Legal reserve

This refers to 5% of the profit for every year ended December 31, until the legal reserve equals 20% of the capital stock. Also, the Company is authorized to stop setting up a legal reserve when, together with the capital reserves, it exceeds 30% of the capital stock.

This reserve can be used only for a capital increase or for the offsetting of accumulated losses.

c.2 Statutory reserve for expansion

This reserve is set up based on paragraph 2, Article 46 of the Company’s bylaws, and is intended for the expansion of the Company´s business.

The balance of profits that are not compulsorily allocated to other reserves and not allocated for the payment of dividends, is allocated to this reserve, which may not exceed 80% of the capital stock. Once this limit has been reached, it is incumbent on the shareholders’ meeting to decide if such reserve should be either distributing to shareholders or increasing the capital.

d.         Dividends and Interest on shareholders’ equity (JCP)

Dividends are calculated in accordance with the bylaws and Brazilian Corporate Law.

As stipulated in the latest bylaws approved on April 12, 2016, the Company must distribute a mandatory dividend for each business year ended December 31, provided that funds are available for distribution, equivalent to 25% of the profit. As provided for in the Company’s bylaws, dividends not claimed within three years will be reversed to the Company.

As at December 31, 2017, dividends and interest on equity were calculated as shown below:

	2017	2016

Net income for the year	1,234,507	750,427
(-) Legal reserve constitution	(61,725)	(37,521)
(-) Tax incentives not to be distributed	(112,493)	(118,250)
Profit	1,060,289	594,656

Minimum dividends calculated considering 25% of the profit	265,072	148,664

Breakdown of dividends payable and interest on equity:
Interest on shareholders’ equity	189,991	-
Dividends	103,325	148,664
Total dividends distributed and proposed	293,316	148,664
IRRF tax on interest on equity	(28,244)	-
Total dividends and interest on shareholders’ equity, net	265,072	148,664

Dividends per share (Reais per share)	0.11	0.06

The balance of dividends and interest on shareholders’ equity payable as at December 31, 2017 includes amounts not settled in previous years, in the amount of R$40,266 (R$57,447 as at December 31, 2016).

Changes in dividends and interest on equity to be paid is detailed below:

Balance as at December 31, 2016	206,112

Intermediate interest on equity (after IRRF)	161,492
Statute of limitations of dividends	(23,179)
Payment of dividends and interest on equity	(304,415)
Withholding tax on interest on equity for tax-exempt shareholders	256
Dividends proposed	103,325

Balance as at December 31, 2017	143,591

Interest on shareholders’ equity paid and/or payable is recorded against financial expenses which, for the purposes of presentation of the financial statements, are reclassified and disclosed as part of the allocation of net income for the year, in changes in shareholders’ equity. Interest on shareholders’ equity received and/or receivable is recorded against financial revenue, with an impact on the equity accounting income. For disclosure purposes, the impacts on income are eliminated, and a reduction is recorded in the investment balance.

Regarding the statement of cash flow, interest on shareholders’ equity and dividends paid to shareholders were classified as “Financing Activities” .